Impairment test	12 Months Ended
Dec. 31, 2017
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Impairment test
18.	Impairment test

As of December 31, 2017, the Company performed its annual impairment test of the CGUs to which goodwill or internally developed intangible assets are allocated.

The Company performed an impairment analysis of the carrying amount of each CGUs based on the value in use of the group of CGUs where goodwill and/or internally developed intangible assets was allocated. Value in use was estimated using a discounted cash flow model for the CGUs. The process of estimating the value in use involves assumptions, judgments and estimates for future cash flows which represent the Company’s best estimate approved by management. The impairment tests resulted in the need to recognize impairment losses of US$ 62.0 mainly related to US$ 50.5 and US$ 8.7 for Legacy 650 (Executive Jets segment) and Monitoring, Sensoring and Radars (Defense & Security segment) CGUs, respectivelly. No impairment losses were recognized in 2016.

Impairment losses are consequences of the changes in market conditions, analysis of potential customers and industry forecast.

Legacy 650 CGU does not include goodwill balances and impairment losses were allocated to certain classes of Property, plant and equipment and intangible assets (Notes 16 and 17). Impairment losses were recognized in Other operating expenses.

Monitoring, Sensoring and Radars CGU includes goodwill balances and the impairment losses only reduced the goodwill allocated to this CGU (Note 17). Impairment losses were recognized in Other operating expenses.

Key Assumptions

Management determined the gross margin based on its expectations of market development. The weighted average growth rates used are consistent with the forecasts included in industry reports and in the Company’s approved strategic business plan.

Estimated future cash flows were discounted using the weighted average capital cost (WACC) rate, which reflects the return expected by the investors. The discount rate used by Management was 8.1% and 8.6% in 2017 and 2016, respectively.

Other than those CGU mentioned before, there are no other CGUs at risk of impairment at December 31, 2017

Refer to Note 16 for impairment test for used aircraft recognized in Property, plant and equipment.